Share-based Payments - Summary of Fair Value of Warrants Determined At Grant Date (Detail)						12 Months Ended
	Jun. 29, 2017	Nov. 05, 2015	May 05, 2014	May 06, 2013	Oct. 29, 2010	Dec. 31, 2018 EUR (€) Warrant	Dec. 31, 2017 Warrant	Dec. 31, 2016 Warrant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants granted	312,100	343,550	94,400	253,150	61,050	111,600	367,100
Number of warrants not fully vested as of 31 December 2017	294,484	245,982	60,697	2,500	766	731,229	674,962	571,444
Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						700,000
Number of warrants granted						89,300
Number of warrants not fully vested as of 31 December 2017						84,300
Average exercise price						€ 21.16
Expected share value volatility						58.82%
Risk-free interest rate						(0.06%)
Average fair value						€ 10.77
Weighted average remaining contractual life						4 years 9 months 25 days
Warrant issued 2016 [Member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						100,000
Number of warrants granted						45,000
Number of warrants not fully vested as of 31 December 2017						42,500
Average exercise price						€ 22.46
Expected share value volatility						61.03%
Risk-free interest rate						(0.40%)
Average fair value						€ 11.28
Weighted average remaining contractual life						2 years 11 months 8 days
29 June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2017 | Warrant						294,484	308,434
29 June 2017 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						520,000
Number of warrants granted						334,400
Number of warrants not fully vested as of 31 December 2017						294,484
Average exercise price						€ 31.50
Expected share value volatility						60.61%
Risk-free interest rate						(0.23%)
Average fair value						€ 15.68
Weighted average remaining contractual life						3 years 5 months 26 days
05 May 2010 (warrants B) [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						79,500
Number of warrants granted						61,050
Number of warrants not fully vested as of 31 December 2017						0
Average exercise price						€ 35.36
Expected share value volatility						35.60%
Risk-free interest rate						3.21%
Average fair value						€ 9.00
Weighted average remaining contractual life						1 year 9 months 25 days
05 May 2010 (warrants C) [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						140,000
Number of warrants granted						120,000
Number of warrants not fully vested as of 31 December 2017						0
Average exercise price						€ 4.52
Expected share value volatility						35.60%
Risk-free interest rate						2.30%
Average fair value						€ 2.22
Weighted average remaining contractual life						4 years 29 days
29 Oct 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2017 | Warrant						766	766
29 Oct 2010 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						266,241
Number of warrants granted						253,150
Number of warrants not fully vested as of 31 December 2017						0
Average exercise price						€ 2.64
Expected share value volatility						39.55%
Risk-free interest rate						2.06%
Average fair value						€ 12.44
Weighted average remaining contractual life						4 years 4 months 2 days
05 May 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2017 | Warrant						60,697	60,697
05 May 2014 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						100,000
Number of warrants granted						94,400
Number of warrants not fully vested as of 31 December 2017						0
Average exercise price						€ 36.69
Expected share value volatility						67.73%
Risk-free interest rate						1.09%
Average fair value						€ 24.55
Weighted average remaining contractual life						5 years 4 months 2 days
05 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2017 | Warrant						245,982	253,065
05 November 2015 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						466,000
Number of warrants granted						343,550
Number of warrants not fully vested as of 31 December 2017						25,167
Average exercise price						€ 33.27
Expected share value volatility						60.53%
Risk-free interest rate						0.26%
Average fair value						€ 21.66
Weighted average remaining contractual life						6 years 10 months 2 days